Ellsworth Convertible Growth and Income Fund
[GRAPHIC OMITTED]
ELLSWORTH LOGO

2003 Semi-Annual Report
March 31, 2003

Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                    Highlights

Performance through 3/31/03 with dividends reinvested

                                              3 Months  1 Year   5 Years  10 Years
                                              --------  -------  -------  --------
Ellsworth market value (a) ...................  1.93%    (3.64)%  17.09%  170.09%
Ellsworth net asset value (b) ................  0.45     (5.95)    9.51   126.82
Closed-end convertible fund average (b) ......  1.40    (10.54)    2.81    99.25
S&P 500 (a) .................................. (3.15)   (24.76)  (17.44)  126.58
Russell 2000 (a) ............................. (4.48)   (26.95)  (18.58)   59.04(c)
Lehman Aggregate Bond Total Return Index (b) .  1.39     11.69    43.64   100.94


Performance data represent past results and do not reflect future performance.

(a) From Bloomberg L.P. pricing service.
(b) From Lipper, Inc. Closed-End Fund Performance Analysis,
    dated March 31, 2003.
(c) Simple appreciation of index.
--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values    Market Prices (AMEX, symbol ECF)
Qtr. Ended  High    Low    Close      High    Low    Close
---------- ------  ------  ------    ------  ------  ------
Jun. 02     $8.84  $8.42   $8.52     $8.39   $7.95   $8.25
Sep. 02      8.38   7.62    7.81      8.24    7.00    7.55
Dec. 02      8.06   7.51    7.94      7.90    6.95    7.45
Mar. 03      8.16   7.69    7.90      7.96    7.41    7.52

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record    Payment              Capital
 Date      Date      Income     Gains     Total
--------  --------   ------    -------    ------
 5/16/02   5/30/02   $0.080      ---      $0.080
 8/16/02   8/30/02    0.080      ---       0.080
10/25/02  11/27/02    0.086      ---       0.086
 2/13/03   2/27/03    0.075      ---       0.075
                     ------    -------    ------
                     $0.321      ---      $0.321
                     ======    =======    ======

TO OUR SHAREHOLDERS
   With the ending of the major fighting in Iraq, the financial markets are returning to trading with less fear and uncertainty over outside events and more concentration on the economy of the U.S. and the World. While it is clear that the War on Terrorism is not over and that there are still battles to be fought, we believe that the terrorists' operational capabilities are now seriously impaired. With these developments, economic activity should pick up.
   The convertible securities market has been affected by current economic conditions. Conversion premiums over equity values are historically high while the premium to investment value is quite low. This is because of very low interest rates, and it has made the convertible market much more interest rate sensitive and less equity sensitive than it had been. We have sought to reduce interest rate risk by buying issues that have relatively short maturities or that have "put" features that allow us to sell the bonds back to the issuer at a set price. We have also sought to increase equity sensitivity by purchasing convertible issues known as "mandatories" (issues which automatically convert to common stock upon maturity) as well as purchasing some common stock.
   A basic premise under which the Fund operates is that convertible securities can offer equity-like performance with less volatility over complete market cycles. As indicated on the chart on the facing Highlights page, the Fund's net asset and market values outperformed the Closed-end Convertible Fund average, the S&P 500 stock index and the Russell 2000 index for the one year, five year and ten year periods ended March 31, 2003. We believe that past outperformance of these important indices and of our peer category, while no guarantee of future returns, is an historical validation of this premise.
   The Fund's website (www.ellsworthfund.com) contains press releases, dividend information and daily net asset values. The Closed-End Fund Association (www.cefa.com), of which the Fund is a member, is another source of information on many closed-end funds.* Based upon data through April 30, 2003, Morningstar** has continued to rate the Fund's performance at four stars (above average) overall as measured on the "Quicktake Report" on their website. In addition, shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.
   The results of the 2003 annual shareholders' meeting are shown in the Miscellaneous Notes section of this report. Thank you for your support. Lipper Performance Achievement Certificates for the five and ten year periods are also listed in the Miscellaneous Notes section.
   At its April meeting the Board of Directors declared a dividend of 7 cents pershare. The dividend consists of undistributed net investment income. This dividend will be payable on May 29, 2003 to shareholders of record on May 15, 2003.

/s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board

May 9, 2003

* The Closed-End Fund Association is solely responsible for the content of its website.
** Morningstar is a mutual fund analysis and statistical reporting service that reports on and rates most mutual funds. It is solely responsible for the content of its website.

Largest Investment Holdings by underlying common stock

                                                                Value      % Total
                                                               (Note 1)   Net Assets
                                                              ----------  ----------
Washington Mutual, Inc....................................... $2,351,250     2.8%
 A financial services company that provides a diversified
 line of products and services to consumers and small to
 mid-sized businesses.

Reinsurance Group of America, Inc............................  1,904,800     2.3
 An insurance holding company that is engaged in traditional life reinsurance in the United States, Canada and various
 international markets. The Company also provides reinsurance of asset-intensive products and financial reinsurance.

Anixter International, Inc...................................  1,848,938     2.2
 Distributes communications and specialty wire and cable
 products. Also distributes wiring systems for voice, data,
 and video networks and electrical power applications.

Travelers Property Casualty Corp.............................  1,792,000     2.2
 Provides a broad range of insurance products and services
 for the commercial and consumer markets.

ChevronTexaco Corp...........................................  1,540,000     1.9
 Operates worldwide in oil and gas exploration, production,
 refining, and marketing, and chemical manufacturing.
 (convertible from Devon Energy Corp. 4.90% and 4.95%, due
 2008)

Offshore Logistics, Inc......................................  1,535,625     1.9
 Provides helicopter transportation services to the offshore oil and gas industry. The Company offers transportation
 services in oil and gas producing regions around the world.

Northrop Grumman Corp........................................  1,488,750     1.8
 Provides products, services and solutions in defense and
 commercial electronics, systems integration, information
 technology, and non-nuclear shipbuilding systems.

The Interpublic Group of Cos., Inc...........................  1,457,000     1.8
 An organization of advertising agencies and marketing
 service companies that operates globally in the sectors of
 advertising, independent media buying, direct marketing,
 marketing research and public relations.

Capital One Financial Corp...................................  1,452,500     1.8
 Through its subsidiaries, provides credit card products,
 certain consumer lending, and deposit services.

WPP Group plc................................................  1,441,845     1.7
 Operates a worldwide communications group. The Company's
 operations encompass advertising, media investment manage-
 ment, information and consultancy, and public relations.
                                                             -----------  ----------
Total........................................................$16,812,708     20.4%
                                                             ===========  ==========

Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Financial & Insurance......     12.6%
Banking/Savings & Loan.....      9.9
Retail.....................      8.4
Energy.....................      8.2
Technology.................      8.1
Pharmaceuticals............      7.3
Health Care................      7.0
Aerospace & Defense........      6.0
Entertainment..............      5.1
Telecommunications.........      4.1
                             ----------
Total......................     76.7%
                             ==========


Major Portfolio Changes
Six months ended March 31, 2003

ADDITIONS                                  REDUCTIONS
General Mills, Inc.                        American Express Company
                                           (exchangeable from Exchange
Johnson & Johnson                           Certificates Corp.)

British Sky Broadcasting Group plc         Brooks Automation, Inc.
(exchangeable from News Corp.
 Finance Trust II)                         Documentum, Inc.

The Chubb Corp.                            GATX Corp.

New York Community Bancorp, Inc.           General Electric Corp.
                                           (exchangeable from Credit Suisse
Offshore Logistics, Inc.                    First Boston Corp.)

ONEOK, Inc.                                GenCorp, Inc.

Platinum Underwriters Holdings, Ltd.       Genentech, Inc.
                                           (exchangeable from Roche Holdings, Inc.)
Radio One, Inc.
                                           Johnson & Johnson
Robbins & Myers, Inc.                      (exchangeable from Alza Corp.)

Siebel Systems, Inc.                       Lehman Brothers Holdings, Inc.
                                           (based on the value of the 10 Uncommon
State Street Corp.                          Values Index)

STMicroelectronics N.V.                    Microsoft Corp.
                                           (exchangeable from Credit Suisse
Teva Pharmaceuticals Ltd.                   First Boston Corp.)
(exchangeable from Teva Pharm.
 Finance B.V.                              National Data Corp.

Travelers Property Casualty Corp.          Omnicom Group, Inc.

Verizon Communications, Inc.               Tecnost International, N.V.
(exchangeable from The Goldman Sachs
 Group, Inc.)

Statement of Assets and Liabilities (unaudited)
                                                                March 31, 2003
                                                                --------------

Assets:
 Investments at value
     (Cost $88,175,614)(Note 1)...............................  $83,364,732
 Cash.........................................................      795,999
 Dividends and interest receivable............................      470,877
 Other assets.................................................       39,281
                                                                -----------
 Total assets.................................................   84,670,889
                                                                -----------
Liabilities:
 Payable for securities purchased.............................    2,007,720
 Accrued management fee(Note 2)...............................        5,758
 Accrued expenses.............................................        8,878
                                                                -----------
 Total liabilities............................................    2,022,356
                                                                -----------
Net Assets....................................................  $82,648,533
                                                                ===========
Net assets consist of:
 Undistributed net investment income..........................  $   389,019
 Accumulated net realized loss from investment transactions...   (8,470,678)
 Unrealized depreciation on investments.......................   (4,810,882)
 Capital shares (Note 3)......................................      104,620
 Additional paid-in capital...................................   95,436,454
                                                                -----------
Net Assets....................................................  $82,648,533
                                                                ===========
Net asset value per share ($82,648,533/10,461,994
    outstanding shares).......................................  $      7.90
                                                                ===========

Statement of Operations (unaudited)
Six Months Ended March 31, 2003
Investment Income (Note 1):
 Interest.....................................................  $   949,332
 Dividends....................................................      866,588
                                                                -----------
   Total Income...............................................    1,815,920
                                                                -----------
Expenses (Note 2):
 Management fee...............................................      309,394
 Custodian....................................................        8,697
 Transfer agent...............................................       13,575
 Professional fees............................................       50,345
 Directors' fees..............................................       53,300
 Reports to shareholders......................................       24,902
 Treasurer's office...........................................       12,500
 Other........................................................       44,968
                                                                -----------
    Total Expenses............................................      517,681
                                                                -----------
Net Investment Income.........................................    1,298,239
                                                                -----------
Realized and Unrealized Gain on Investments:
 Net realized loss from investment transactions...............     (754,085)
 Net unrealized appreciation of investments...................    2,139,215
                                                                -----------
 Net gain on investments......................................    1,385,130
                                                                -----------
 Net Increase in Net Assets Resulting from Operations.........  $ 2,683,369
                                                                ===========

                See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                              Six Months       Year Ended
                                                                Ended         September 30,
                                                           March 31, 2003(a)      2002
                                                           -----------------  -------------
Change in net assets from operations:
  Net investment income.....................................  $ 1,298,239     $ 3,487,906
  Net realized loss from investment transactions............     (754,085)     (6,659,001)
  Net change in appreciation of investments.................    2,139,215      (1,273,567)
                                                              -----------     -----------
     Net change in net assets resulting from operations.....    2,683,369      (4,444,662)
                                                              -----------     -----------
Dividends to shareholders from:
  Net investment income.....................................   (1,678,523)     (4,547,101)
                                                              -----------     -----------

Capital share transactions (Note 3).........................      518,366       1,216,444
                                                              -----------     -----------
Change in net assets.........................................   1,523,212      (7,775,319)
                                                              -----------     -----------
Net assets at beginning of period............................  81,125,321      88,900,640
                                                              -----------     -----------
Net assets at end of period (including undistributed net
   investment income of $389,019 and $800,703, respectively). $82,648,533     $81,125,321
                                                              ===========     ===========

Financial Highlights
Selected data for a share of common stock outstanding:

                                     Six Months
                                       Ended              Years Ended September 30,
                                      March 31,  -----------------------------------------
                                       2003(a)     2002     2001     2000    1999    1998
                                     ----------  -------  ------- -------- ------- -------
Operating Performance:
Net asset value, beginning of period.    $ 7.81   $ 8.67   $11.82   $11.23  $11.18  $13.33
                                        -------  -------  ------- -------- ------- -------
Net investment income................      0.12     0.34     0.47     0.42    0.33    0.35
Net realized and unrealized gain
 (loss)..............................      0.13    (0.76)   (1.88)    1.71    1.40   (0.65)
                                        -------  -------  ------- -------- ------- -------
  Total from investment operations...      0.25    (0.42)   (1.41)    2.13    1.73   (0.30)
Less Distributions:
Dividends from net investment income.     (0.16)   (0.44)   (0.42)   (0.35)  (0.32)  (0.37)
Distributions from realized gains....      ---      ---     (1.32)   (1.23)  (1.36)  (1.48)
                                        -------  -------  ------- -------- ------- -------
  Total distributions................     (0.16)   (0.44)   (1.74)   (1.58)  (1.68)  (1.85)
Capital share repurchases............      ---      ---      ---      0.04    ---     ---
                                        -------  -------  ------- -------- ------- -------
Net asset value, end of period.......    $ 7.90   $ 7.81   $ 8.67   $11.82  $11.23  $11.18
                                        =======  =======  ======= ======== ======= =======
Market value, end of period..........    $ 7.52   $ 7.55   $ 8.35   $ 9.88  $ 9.38  $10.00

Total Net Asset Value Return (%)(b)..      3.23    (5.20)  (13.34)   21.85   16.42   (2.39)
Total Investment Return (%)(c).......      1.71    (4.54)    2.21    25.72   10.39    5.21

Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)......................   $82,649  $81,125  $88,901 $109,180 $96,040 $87,438
Ratio of expenses to average net
 assets (%)..........................       1.3(d)   1.2      1.2      1.2     1.1     1.1
Ratio of net investment income to
  average net assets (%).............       3.2(d)   3.9      5.0      3.8     3.0     3.0
Portfolio turnover rate (%)..........        38       89       82       98      67      59

(a)Unaudited.
(b)Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(c)Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(d)Annualized.

                   See accompanying notes to financial statements.

Portfolio of Investments March 31, 2003 (unaudited)

 Principal
  Amount                                                                                         Value
 or Shares                                                                                      (Note 1)
 ----------                                                                                    ----------
                 ADVERTISING - 3.5%
 $1,550,000      The Interpublic Group Cos., Inc. 1.80% 2004 cv. sub. notes (NR).............. $ 1,457,000
  1,500,000      WPP Group plc 3% 2005 cv. sub. notes (Baa1)..................................   1,441,845
                                                                                               -----------
                                                                                                 2,898,845
                                                                                               -----------
                 AEROSPACE & DEFENSE - 6.0%
  1,500,000      The Goldman Sachs Group, Inc. 1.00% 2009 exch. equity-linked notes * (Aa3)
                  (exch. for General Dynamics Corp. common stock).............................   1,334,310
    750,000      L-3 Communications Holdings, Inc. 5.25% 2009 cv. sr. sub. notes 144A (Ba3)...     894,375
    225,000      L-3 Communications Holdings, Inc. 5.25% 2009 cv. sr. sub. notes (Ba3)........     268,313
     15,000 shs  Northrop Grumman Corp. 7.25% equity units *,** (NR)..........................   1,488,750
     20,000 shs  RC Trust I 8.25% equity security units *,** (Ba2)
                  (exch. for Raytheon Co. class B common stock)...............................   1,006,250
                                                                                               -----------
                                                                                                 4,991,998
                                                                                               -----------
                 AUTOMOTIVE - 3.3%
     20,000 shs  Ford Motor Co. Capital Trust II 6.50% cv. pfd. (Baa2)
                  (exch. for Ford Motor Co. common stock).....................................     704,600
     40,500 shs  General Motors Corp. series B cv. sr. deb. (A3)..............................     919,350
  2,500,000      Lear Corp. 0% 2022 cv. sr. notes 144A (Ba1)..................................   1,089,063
                                                                                               -----------
                                                                                                 2,713,013
                                                                                               -----------
                 BANKING/SAVINGS & LOAN - 9.9%
     20,000 shs  Commerce Capital Trust II 5.95% cv. trust pfd. 144A (Baa1)
                  (exch. for Commerce Bancorp, Inc. common stock).............................   1,076,250
      5,000 shs  Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
                  (exch. for Commerce Bancorp, Inc. common stock).............................     269,063
     40,000 shs  National Australia Bank Ltd. 7.875% exch. capital units (NR).................   1,406,000
     25,000 shs  New York Community Bancorp, Inc. 6% BONUSES units (Ba1)......................   1,285,800
     40,000 shs  Provident Financial Group, Inc. 9% PRIDES ** (NR)............................     902,000
      5,000 shs  State Street Corp. 6.75% treasury backed ACES (NR)...........................     883,750
     35,000 shs  Washington Mutual Capital Trust PIERS units 144A (Baa1)
                  (exch. for Washington Mutual, Inc. common stock)............................   1,828,750
     10,000 shs  Washington Mutual Capital Trust PIERS units (Baa1)
                  (exch. for Washington Mutual, Inc. common stock)............................     522,500
                                                                                               -----------
                                                                                                 8,174,113
                                                                                               -----------
                 CABLE - 1.4%
  1,000,000      Charter Communications, Inc. 5.75% 2005 cv. sr. notes (Ca)...................     220,000
     42,500 shs  Equity Securities Trust II 6.25% ** (NR)
                  (exch. for Cablevision Systems Corp. common stock)..........................     930,352
                                                                                               -----------
                                                                                                 1,150,352
                                                                                               -----------
                 CAPITAL GOODS - 1.2%
  1,000,000      Robbins & Myers, Inc. 6.50% 2003 cv. sub. notes (NR).........................   1,005,000
                                                                                               -----------
                 CONSUMER GOODS - 1.2%
     16,300 shs  Newell Financial Trust I 5.25%  (Baa2)
                  (exch. for Newell Rubbermaid, Inc. common stock)............................     768,138
                                                                                               -----------
                 DATA-PROCESSING SERVICES - 1.5%
    965,000      The BISYS Group, Inc. 4% 2006 cv. sub. notes 144A (NR).......................     944,494
    285,000      The BISYS Group, Inc. 4% 2006 cv. sub. notes (NR)............................     278,944
                                                                                               -----------
                                                                                                 1,223,438
                                                                                               -----------
                 ENERGY - 8.2%
    500,000      Devon Energy Corp. 4.90% 2008 cv. sub. deb. * (Baa2)
                  (conv. into ChevronTexaco Corp. common stock)...............................     512,500
  1,000,000      Devon Energy Corp. 4.95% 2008 cv. sub. deb. * (Baa2)
                  (conv. into ChevronTexaco Corp. common stock)...............................   1,027,500


Portfolio of Investments March 31, 2003 (continued)

 Principal
  Amount                                                                                         Value
 or Shares                                                                                      (Note 1)
 ----------                                                                                    ----------
                 ENERGY - continued
 $1,300,000      Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa2)............................. $ 1,384,227
     30,000      Kerr-McGee Corp. 5.50% 2004 DECS ** (Baa2)
                  (exch. for Devon Energy Corp. common stock).................................   1,322,100
  1,500,000      Offshore Logistics, Inc. 6% 2003 cv. sub. notes (B2).........................   1,535,625
     37,500 shs  ONEOK, Inc. 8.50% equity units *,** (Baa1)...................................   1,007,813
                                                                                               -----------
                                                                                                 6,789,765
                                                                                               -----------
                 ENTERTAINMENT - 5.1%
     22,500 shs  Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1)...............     888,750
  2,500,000      News America, Inc. 0% 2021 LYONs 144A (Baa3)
                  (exch. for ADSs representing The News Corp. Limited common stock)...........   1,345,750
        750 shs  News Corp. Finance Trust II 0.75% 2023 sr. exch. BUCS 144A * (Baa3)
                  (exch. for British Sky Broadcasting Group plc ADRs).........................     750,000
      1,250 shs  Radio One, Inc. 6.50% HIGH TIDES (B3)........................................   1,240,547
                                                                                               -----------
                                                                                                 4,225,047
                                                                                               -----------
                 FINANCIAL & INSURANCE - 12.6%
     50,000 shs  Capital One Financial Corp. 6.25% Upper DECS *,** (Baa3).....................   1,452,500
     40,000 shs  The Chubb Corp. 7% equity units *,** (NR)....................................     856,000
     40,000 shs  Platinum Underwriters Holdings, Ltd. 7% equity security units *,** (NR)......   1,112,000
     22,500 shs  Prudential Financial Capital Trust I 6.25% equity security units *,** (A3)
                  (exch. for Prudential Financial, Inc. common stock).........................   1,157,625
     40,000 shs  Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)........................   1,904,800
  1,000,000      Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds 144A  (Aa1)
                  (conv. into Swiss Reinsurance Company common stock).........................     871,875
     80,000 shs  Travelers Property Casualty Corp. 4.50% 2032 cv. jr. sub. notes (A3).........   1,792,000
  1,500,000      XL Capital, Ltd. 0% 2021 cv. deb. 144A * (A1)................................     946,875
    500,000      XL Capital, Ltd. 0% 2021 cv. deb. * (A1).....................................     315,625
                                                                                               -----------
                                                                                                10,409,300
                                                                                               -----------
                 FOODS - 1.7%
  2,000,000      General Mills, Inc. 0% 2022 cv. sr. deb. 144A * (Baa2).......................   1,435,000
                                                                                               -----------

                 HEALTH CARE - 7.0%
    750,000      AmerisourceBergen Corp. 5% 2007 cv. sub. notes 144A (Ba3)....................     941,250
  1,000,000      Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)................     997,500
    500,000      LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes 144A (B3)................     486,250
    500,000      LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes (B3).....................     486,250
  1,000,000      Medtronic, Inc. 1.25% 2021 cv. deb. * (A1)...................................   1,047,750
  1,000,000      Province Healthcare Company 4.25% 2008 cv. sub. notes 144A (B3)..............     820,000
    600,000      Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes 144A (B1)............     590,625
    400,000      Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes (B1).................     393,750
                                                                                               -----------
                                                                                                 5,763,375
                                                                                               -----------
                 OFFICE EQUIPMENT - 1.4%
  1,250,000      IOS Capital, LLC 5% 2007 cv. sub. notes 144A (Baa3)
                  (exch. for IKON Office Solutions, Inc. common stock)........................   1,155,000
                                                                                               -----------
                 PAPER & PAPER PRODUCTS - 1.2%
     25,000 shs  Temple-Inland, Inc. 7.50% Upper DECS *,** (Baa3).............................     998,750
                                                                                               -----------


Portfolio of Investments March 31, 2003 (continued)

 Principal
  Amount                                                                                         Value
 or Shares                                                                                      (Note 1)
 ----------                                                                                    ----------
                 PHARMACEUTICALS - 7.3%
 $  750,000      Cephalon, Inc. 2.50% 2006 cv. sub. notes 144A (NR)........................... $   676,406
    500,000      Cephalon, Inc. 2.50% 2006 cv. sub. notes (NR)................................     450,938
    500,000      Gilead Sciences, Inc. 2% 2007 cv. sr. notes 144A (NR)........................     578,250
  1,500,000      Ivax Corp. 5.50% 2007 cv. sr. sub. notes (NR)................................   1,432,500
     18,300 shs  Johnson & Johnson common stock...............................................   1,059,021
    800,000      Sepracor, Inc. 7% 2005 cv. sub. deb. 144A (CCC+).............................     720,000
  1,000,000      Teva Pharmaceutical Finance B.V. 0.375% 2022 cv. sub. deb. (BBB-)
                  (exch. for Teva Pharmaceuticals Industries Ltd. ADRs).......................   1,135,000
                                                                                               -----------
                                                                                                 6,052,115
                                                                                               -----------
                 REAL ESTATE - 1.2%
  1,000,000      Federal Realty Investment Trust 5.25% 2003 cv. sub. deb. (Baa3)..............     995,000
                                                                                               -----------
                 RETAIL - 8.4%
  1,015,000      Barnes & Noble, Inc. 5.25% 2009 cv. sub. notes (Ba3).........................     990,894
    500,000      Brinker International, Inc. 0% 2021 cv. sr. deb. 144A (Baa2).................     342,130
    500,000      Brinker International, Inc. 0% 2021 cv. sr. deb. (Baa2)......................     342,130
  1,250,000      Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes 144A (B2)....................     998,438
    250,000      Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2).........................     199,688
  1,750,000      Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3)...........................   1,254,365
  1,225,000      Duane Reade, Inc. 2.148% 2022 cv. sr. notes 144A (Ba3).......................     592,594
    525,000      Duane Reade, Inc. 2.148% 2022 cv. sr. notes (Ba3)............................     253,969
    850,000      School Specialty, Inc. 6% 2008 cv. sub. notes 144A (B+)......................     819,443
    250,000      School Specialty, Inc. 6% 2008 cv. sub. notes (B+)...........................     241,013
    500,000      Skechers U.S.A., Inc. 4.50% 2007 cv. bonds 144A (NR).........................     425,000
     15,000 shs  Toys "R" Us, Inc. 6.25% equity securities units *,** (NR)....................     458,100
                                                                                               -----------
                                                                                                 6,917,764
                                                                                               -----------
                 TECHNOLOGY - 8.1%
    250,000      Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes 144A (Baa2).....     304,650
    750,000      Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes (Baa2)..........     913,950
  1,250,000      Analog Devices, Inc. 4.75% 2005 cv. sub. notes 144A (Baa1)...................   1,267,188
    500,000      Hutchinson Technology, Inc. 2.25% 2010 cv. sub. notes 144A (NR)..............     549,990
    500,000      LSI Logic Corp. 4.25% 2004 cv. sub. notes (Ba3)..............................     495,000
    500,000      Kulicke & Soffa Industries, Inc. 4.75% 2006 cv. sub. notes (B3)..............     330,625
  1,500,000      STMicroelectronics N.V. 0% 2009 LYONs (Baa1).................................   1,316,250
    500,000      Sanmina Corp. 4.25% 2004 cv. sub. notes (B1).................................     489,688
  1,000,000      Siebel Systems, Inc. 5.50% 2006 cv. sub. notes (B+)..........................   1,005,000
                                                                                               -----------
                                                                                                 6,672,341
                                                                                               -----------
                 TELECOMMUNICATIONS - 4.1%
  4,000,000      Anixter International, Inc. 0% 2020 LYONs 144A (Ba3).........................   1,297,500
  1,700,000      Anixter International, Inc. 0% 2020 LYONs (Ba3)..............................     551,438
     27,700 shs  The Goldman Sachs Group, Inc. 7.30% mandatory exchangeable notes (NR)
                  (exch. for Verizon Communications, Inc. common stock).......................     982,630
    500,000      UTStarcom, Inc. 0.875% 2008 cv. notes (NR)...................................     545,781
                                                                                               -----------
                                                                                                 3,377,349
                                                                                               -----------
                 TRANSPORTATION - 1.7%
  1,000,000      Continental Airlines, Inc. 4.50% 2007 cv. notes (B2).........................     405,000
  1,000,000      United Parcel Service, Inc. 1.75% 2007 cash-settled cv. sr. notes (Aaa)......   1,023,750
                                                                                               -----------
                                                                                                 1,428,750
                                                                                               -----------

Portfolio of Investments March 31, 2003 (continued)

 Principal
  Amount                                                                                         Value
 or Shares                                                                                      (Note 1)
 ----------                                                                                    -----------
                 UTILITIES - 2.1%
     25,000 shs  American Electric Power Co., Inc. 9.25% equity units *,** (Baa3)............. $   882,813
     35,000 shs  DTE Energy Co. 8.75% equity security units *,** (Baa2).......................     826,875
                                                                                               -----------
                                                                                                 1,709,688
                                                                                               -----------
                 SHORT-TERM SECURITIES - 3.0%
 $2,500,000      American Express Credit Corp. (P1)
                 (1.26% maturing 4/2/03)......................................................   2,499,563
     11,000      U.S. Treasury notes 4.00% 4/30/03 # (Aaa)....................................      11,028
                                                                                               -----------
                                                                                                 2,510,591
                                                                                               -----------

                 Total Convertible Bonds and Notes - 58.3%....................................  48,170,264
                 Total Convertible Preferred Stocks - 18.6%...................................  15,356,548
                 Total Mandatory Convertible Securities - 19.7%...............................  16,268,308
                 Total Common Stocks - 1.3%...................................................   1,059,021
                 Total Corporate Short-Term Securities - 3.0%.................................   2,510,591
                                                                                               -----------
                 Total Investments - 100.9%...................................................  83,364,732
                                                                                               -----------

                 Other assets and liabilities, net - (0.9)%...................................    (716,199)
                                                                                               -----------
                 Total Net Assets - 100.0%.................................................... $82,648,533
                                                                                               ===========

* Contingent payment debt instrument which accrues contingent interest income. See Note 1(b).
**  Mandatory convertible. See Note 1(e).
#   Collateral for a letter of credit.


ACES        Automatically Convertible Equity Securities.
ADRs        American Depositary Receipts.
ADSs        American Depositary Shares.
BONUSES     Bifurcated Option Note Unit Securities.
BUCS        Beneficial Unsecured Convertible Securities.
DECS        Debt Exchangeable for Common Stock.
HIGH TIDES  Remarketable Term Income Deferrable Equity Securities.
LYONs       Liquid Yield Option Notes.
PIERS       Preferred Income Equity Redeemable Securities.
PRIDES      Preferred Redeemable Increased Dividend Equity Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies. NR is used whenever a rating is unavailable.

The cost of investments for federal income tax purposes is $88,175,614 resulting in gross unrealized appreciation and depreciation of $2,022,075 and $6,832,957, respectively, or net unrealized depreciation of $4,810,882 on a tax cost basis.

             See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)
1.  Significant Accounting Policies
Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 3 cents per share for the six months ended March 31, 2003.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary. The Fund has capital loss carryovers of approximately $1,058,000 and $6,659,000 available to offset any future net capital gains which will expire on September 30, 2009 and September 30, 2010, respectively.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy, under normal circumstances, to invest at least 80% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. At
March 31, 2003, the market value of those securities was $16,268,306, representing 19.7% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $25,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended March 31, 2003. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3.  Portfolio Activity
At March 31, 2003 there were 10,461,994 shares of $.01 par value common stock outstanding, (20,000,000 shares authorized). During the six months ended March 31, 2003, 68,117 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $518,366.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $33,599,718 and $30,486,854, respectively, for the six months ended March 31, 2003.

A distribution of $0.07 per share from net investment income was declared on April 14, 2003, payable May 29, 2003 to shareholders of record at the close of business May 15, 2003.

Miscellaneous Notes

Results of the 2003 Annual Shareholders Meeting

The results of the shareholder vote at the Annual Meeting of Shareholders held on January 10, 2003 were:

1. All directors nominated by management were elected for terms expiring in 2006.
                        Shares voted for  Shares withheld
                        ----------------  ---------------
William A. Benton          9,617,650         168,981
George R. Lieberman        9,608,342         178,289
Jane D. O'Keeffe           9,617,674         168,957

2. The Audit Committee's appointment of PricewaterhouseCoopers LLP as independent accountants was ratified with 9,583,060 shares voted for,
110,096 shares voted against and 93,475 shares abstaining.
------------------------------------------------------------------------------
Visit us on the Internet at www.ellsworthfund.com. The site provides information about the Fund including daily net asset values (NAV), historical dividends and press releases, as well as information about Davis-Dinsmore Management Company, the Fund's adviser. In addition you can send email to us at info@ellsworthfund.com.
------------------------------------------------------------------------------
The Fund is a member of the Closed-End Fund Association (CEFA). The group's website address is www.cefa.com. CEFA is solely responsible for the content of its website.
------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of
Ellsworth Convertible Growth and Income Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.
------------------------------------------------------------------------------
For the 5 years and 10 years ended December 31, 2002, the Fund's Net Asset Value performance (with dividends reinvested) earned Performance Achievement Certificates from Lipper, Inc., outperforming the other closed-end convertible funds followed by Lipper. Past performance does not guarantee future results.

[GRAPHIC OMITTED]
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(c) 2003 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper Content is expressly prohibited without the prior written consent of Lipper.

Board of Directors
GORDON F. AHALT            Petroleum Consultant
WILLIAM A. BENTON          Retired Stock Exchange Specialist
ELIZABETH C. BOGAN, PH.D.  Senior Lecturer in Economics at Princeton
                           University
THOMAS H. DINSMORE, C.F.A. Chairman of the Board of the Fund
DONALD M. HALSTED, JR.     Investor
GEORGE R. LIEBERMAN        Retired Advertising Executive
DUNCAN O. MCKEE            Retired Attorney
JANE D. O'KEEFFE           President of the Fund
NICOLAS W. PLATT           Public Relations Executive

Officers
THOMAS H. DINSMORE         Chief Executive Officer
JANE D. O'KEEFFE           President
GARY I. LEVINE             Vice President, Treasurer and Chief Financial
                           Officer
H. TUCKER LAKE             Vice President
GERMAINE M. ORTIZ          Vice President
SIGMUND LEVINE             Secretary
JOSHUA P. LAKE             Assistant Treasurer and Assistant Secretary
MERCEDES A. PIERRE         Assistant Treasurer
--------------------------------------------------------------------------------
Internet
www.ellsworthfund.com
email: info@ellsworthfund.com

Investment Adviser
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973)631-1177

Shareholder Services and Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
www.amstock.com

Common Stock Listing
American Stock Exchange Symbol: ECF

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.
65 MADISON AVENUE, SUITE 550
MORRISTOWN, NEW JERSEY 07960
www.ellsworthfund.com

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